Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Contingency [Line Items]
Income tax expense (benefit)	$ 1,396.0	$ 616.0	$ (841.0)
Increase in valuation allowance	900.0	0.0
Decrease to reserve		(2.0)
Benefit of net interest related to tax refunds		(24.0)
Benefit for reversal of uncertain tax positions		(3.0)
Income taxes paid (refunded)	(2.0)	(390.0)	(4.0)
Income taxes paid (refunded), including interest	(314.0)
Income taxes paid (refunded), interest		(24.0)
Income taxes paid (refunded), refunds from overpayment		(51.0)
Increase in valuation allowance	900.0	0.0
Deferred Tax Assets, Life Insurance Group
Income Tax Contingency [Line Items]
Deferred tax assets, amount to be realized	$ 315.0	$ 909.0
CARES Act
Income Tax Contingency [Line Items]
Income tax expense (benefit)			$ (16.0)